Property and Equipment, Net (Tables)	12 Months Ended
May 31, 2022
Property, Plant and Equipment [Abstract]
Summary of Property and Equipment, Net
Property and equipment, net, consisted of the following:

	As of May 31,
	2021	2022
	US$	US$
Buildings	205,292	166,238
Transportation equipment	8,302	6,127
Furniture and education equipment	279,751	144,342
Computer equipment and software	145,216	111,471
Leasehold improvements	839,150	341,019
Construction in progress	63,060	37,607

	1,540,771	806,804
Less: accumulated depreciation	(609,768)	(379,445)
Less: accumulated impairment loss	(29,541)	(9,385)
Exchange differences	(36,432)	(15,284)

	865,030	402,690